Other financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Other financial assets
Other current financial assets	€ 254	€ 384
Other non-current financial assets	1,008	1,174
Financing receivables held for operating and non operating purpose
Other financial assets
Other current financial assets	254	384
Other non-current financial assets	953	1,119
Financing receivables held for operating purposes
Other financial assets
Other current financial assets	51	97
Other non-current financial assets	953	1,119
Long-term financing receivables held for operating purposes
Other financial assets
Other current financial assets	29	60
Other non-current financial assets	953	1,119
Short-term financing receivables held for operating purposes
Other financial assets
Other current financial assets	22	37
Financing receivables held for non operating purpose
Other financial assets
Other current financial assets	203	287
Securities held for operating purposes
Other financial assets
Other non-current financial assets	€ 55	€ 55